Income Taxes - Out of Period Adjustments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Jun. 30, 2013 Income tax benefit related to 2012 and 2011	Sep. 30, 2012 Income tax expense related to 2011 and 2010
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Out of period adjustments	$ 3	$ 3